Prospectus Supplement
John Hancock Variable Insurance Trust

Supplement dated January 2, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
American Global Growth Trust (the fund)
Effective January 1, 2026 (the Effective Date), Piyada Phanaphat no longer serves as a portfolio manager of the fund's master fund, the Global Growth Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Ms. Phanaphat are removed from the Prospectus.
In addition, as of the Effective Date, Mathews Cherian is added as a portfolio manager of the master fund.
As of the Effective Date, Barbara Burtin, Patrice Collette, Matt Hochstetler and Jason B. Smith continue to serve as portfolio managers of the master fund and, along with Mathews Cherian, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.
Additionally, as of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management”:
Mathews Cherian
Partner – Capital World Investors Managed fund since 2026
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to add disclosure relating to Mathews Cherian as a portfolio manager of the master fund of which the fund is a feeder fund:
Portfolio Manager for the Series/Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Mathews Cherian	Partner – Capital World Investors Investment professional for 29 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio manager for Global Growth Fund
American Growth-Income Trust (the fund)
Effective January 1, 2026 (the Effective Date), Keiko McKibben no longer serves as a portfolio manager of the fund's master fund, the Growth-Income Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Ms. McKibben are removed from the Prospectus.
In addition, as of the Effective Date, Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly are added as portfolio managers of the master fund.
As of the Effective Date, Charles E. Ellwein, J. Blair Frank and Caroline Jones continue to serve as portfolio managers of the master fund and, along with Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.
Additionally, as of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management”:

Brad Barrett	Cheryl E. Frank	Martin Jacobs	Jessica C. Spaly
Partner – Capital Research Global Investors Managed fund since 2026	Partner – Capital Research Global Investors Managed fund since 2026	Partner – Capital Research Global Investors Managed fund since 2026	Partner – Capital Research Global Investors Managed fund since 2026
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to add disclosure relating to Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly as portfolio managers of the master fund of which the fund is a feeder fund:
Portfolio Manager for the Series/Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Brad Barrett	Partner – Capital Research Global Investors Investment professional for 25 years in total; all with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Cheryl E. Frank	Partner – Capital Research Global Investors Investment professional for 28 years in total; 24 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Martin Jacobs	Partner – Capital Research Global Investors Investment professional for 38 years in total; 25 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Jessica C. Spaly	Partner – Capital Research Global Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated January 2, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
American Global Growth Trust (the fund)
Effective January 1, 2026 (the Effective Date), Piyada Phanaphat no longer serves as a portfolio manager of the fund's master fund, the Global Growth Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Ms. Phanaphat are removed from the SAI.
In addition, as of the Effective Date, Mathews Cherian is added as a portfolio manager of the master fund.
As of the Effective Date, Barbara Burtin, Patrice Collette, Matt Hochstetler and Jason B. Smith continue to serve as portfolio managers of the master fund and, along with Mathews Cherian, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.
Additionally, as of the Effective Date, the following is added to the “Portfolio manager fund holdings and management of other accounts” section of “APPENDIX B – PORTFOLIO MANAGER INFORMATION – CAPITAL RESEARCH AND MANAGEMENT COMPANY (“CRMC”) DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS, OTHER ACCOUNTS MANAGED AND COMPENSATION” of the SAI with respect to the fund:
The following table reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
The following tables provide information as of January 1, 2026:
	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1,2]
Portfolio Manager	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)
Mathews Cherian	4	480.8	5	16.92	0	0
1
Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
2
Personal brokerage accounts of portfolio managers and their families are not reflected.
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of January 1, 2026. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.

Fund	Portfolio Manager	Dollar Range of Shares Owned
American Global Growth Trust[1]
	Mathews Cherian	none
1
As of January 1, 2026, Mathews Cherian beneficially owned $0 of the fund.
American Growth-Income Trust (the fund)
Effective January 1, 2026 (the Effective Date), Keiko McKibben no longer serves as a portfolio manager of the fund's master fund, the Growth-Income Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Ms. McKibben are removed from the SAI.
In addition, as of the Effective Date, Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly are added as portfolio managers of the master fund.
As of the Effective Date, Charles E. Ellwein, J. Blair Frank and Caroline Jones continue to serve as portfolio managers of the master fund and, along with Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.
Additionally, as of the Effective Date, the following is added to the “Portfolio manager fund holdings and management of other accounts” section of “APPENDIX B – PORTFOLIO MANAGER INFORMATION – CAPITAL RESEARCH AND MANAGEMENT COMPANY (“CRMC”) DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS, OTHER ACCOUNTS MANAGED AND COMPENSATION” of the SAI with respect to the fund:
The following table reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
The following tables provide information as of January 1, 2026:
	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1,2]
Portfolio Manager	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)
Brad Barrett	2	105.7	2	4.63	0	0
Cheryl E. Frank	4	120.2	1	4.69	128	19.24
Martin Jacobs	6	419.3	6	13.80	0	0
Jessica C. Spaly	6	655.5	6	78.07	0	0
1
Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
2
Personal brokerage accounts of portfolio managers and their families are not reflected.
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of January 1, 2026. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.

Fund	Portfolio Manager	Dollar Range of Shares Owned
American Growth-Income Trust[1]
	Brad Barrett	none
	Cheryl E. Frank	none
	Martin Jacobs	none
	Jessica C. Spaly	none
1
As of January 1, 2026, Brad Barrett, Cheryl E. Frank, Martin Jacobs, and Jessica C. Spaly beneficially owned $0, $0, $0 and $0, respectively, of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.